Regulatory Capital	3 Months Ended
Jan. 31, 2026
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 20: REGULATORY CAPITAL
The Bank manages its capital under guidelines

established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market, and operational
risks. The Bank has various capital policies,

procedures, and controls which it utilizes

to achieve its goals and objectives. The

Bank is designated as a domestic
systemically important bank (D-SIB) and

a global systemically important bank (G-SIB).
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for Common Equity Tier 1 Capital, Tier 1 Capital, Total Capital and risk-based Total Loss
Absorbing Capacity (TLAC) ratios. The

DSB level was increased to
3.5
% as of November 1, 2023, and as a result

the published regulatory minimum targets

are
set at 11.5%, 13.0%, 15.0 % and 25.0
%, respectively. The OSFI target includes the greater of the D-SIB or G-SIB surcharge, both of which are

currently
1 % for the
Bank. The OSFI target for leverage requires

D-SIBs to hold a leverage ratio buffer of
0.50
% in addition to the existing minimum requirement.

This sets the
published regulatory minimum targets for leverage

and TLAC leverage ratios at
3.5 % and 7.25
%, respectively.

The Bank complied with all minimum risk-based

capital and leverage ratio requirements

set by OSFI in the three months ended January

31, 2026.

The following table summarizes the Bank’s regulatory

capital positions as at January 31, 2026

and October 31, 2025.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
January 31 October 31

2026 2025
Capital
Common Equity Tier 1 Capital $ 92,392 $ 93,579
Tier 1 Capital 103,312 104,502
Total Capital 115,065 116,866
Risk-weighted assets used in the calculation

of capital ratios
635,191 636,424
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.5% 14.7%
Tier 1 Capital ratio 16.3 16.4
Total Capital ratio 18.1 18.4
Leverage ratio 4.5 4.6
TLAC Ratio 31.1 31.8
TLAC Leverage Ratio 8.6 8.9